Supplemental cash flow information (Reconciliation of liabilities arising from financing activities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 4,236,569	$ 4,723,242
Changes from financing cash flows:
Dividends paid	(104,480)	(69,641)
Interest paid	(52,642)	(88,818)
Shares issued, stock option plan	2,170	16,656
Lease principal payments	(2,733)	(2,051)
Debenture issuance		497,022
Debenture repayment		(500,000)
Term loan repayment	(285,240)	(541,590)
Total cash changes	(442,925)	(688,422)
Non-cash changes:
Amortization of issue costs	2,721	7,342
Dividends declared	104,480	69,641
Interest expense	52,340	84,579
Right-of-use asset additions	5,366	1,100
Other	2,462	(27)
Shares issued, stock option plan	698	4,546
Foreign exchange	(2,433)	34,568
Total non-cash changes	165,634	201,749
Ending balance	3,959,278	4,236,569
Long-Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,281,290	1,784,174
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	0	0
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance		497,022
Debenture repayment		(500,000)
Term loan repayment	(285,240)	(541,590)
Total cash changes	(285,240)	(544,568)
Non-cash changes:
Amortization of issue costs	2,721	7,342
Dividends declared	0	0
Interest expense	0
Interest Expense On Lease Liabilities		0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	0	0
Foreign exchange	(2,423)	34,342
Total non-cash changes	298	41,684
Ending balance	996,348	1,281,290
Interest Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,073	14,087
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	(52,130)	(88,333)
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance		0
Debenture repayment		0
Term loan repayment	0	0
Total cash changes	(52,130)	(88,333)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest expense	51,828	84,094
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	0	0
Foreign exchange	(9)	225
Total non-cash changes	51,819	84,319
Ending balance	9,762	10,073
Lease Obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,839	10,816
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	(512)	(485)
Shares issued, stock option plan	0	0
Lease principal payments	(2,733)	(2,051)
Debenture issuance		0
Debenture repayment		0
Term loan repayment	0	0
Total cash changes	(3,245)	(2,536)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest Expense On Lease Liabilities	512	485
Right-of-use asset additions	5,366	1,100
Other	2,462	(27)
Shares issued, stock option plan	0	0
Foreign exchange	(1)	1
Total non-cash changes	8,339	1,559
Ending balance	14,933	9,839
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Changes from financing cash flows:
Dividends paid	(104,480)	(69,641)
Interest paid	0	0
Shares issued, stock option plan	0	0
Lease principal payments	0	0
Debenture issuance		0
Debenture repayment		0
Term loan repayment	0	0
Total cash changes	(104,480)	(69,641)
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	104,480	69,641
Interest expense	0
Interest Expense On Lease Liabilities		0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	0	0
Foreign exchange	0	0
Total non-cash changes	104,480	69,641
Ending balance	0	0
Share Capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,935,367	2,914,165
Changes from financing cash flows:
Dividends paid	0	0
Interest paid	0	0
Shares issued, stock option plan	2,170	16,656
Lease principal payments	0	0
Debenture issuance		0
Debenture repayment		0
Term loan repayment	0	0
Total cash changes	2,170	16,656
Non-cash changes:
Amortization of issue costs	0	0
Dividends declared	0	0
Interest expense	0
Interest Expense On Lease Liabilities		0
Right-of-use asset additions	0	0
Other	0	0
Shares issued, stock option plan	698	4,546
Foreign exchange	0	0
Total non-cash changes	698	4,546
Ending balance	$ 2,938,235	$ 2,935,367